Investments Including Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Investments Including Derivatives [Abstract]
Schedule of investments including derivatives
	December 31,
	*2016	2017
	NIS	NIS
Current investments
Financial assets held for trading	352	321
Bank deposits	546	275
Monetary funds and others	9	-

	907	596
*Reclassified